Fair Value Disclosures (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Non-recurring basis	Dec. 31, 2012 Non-recurring basis	Dec. 31, 2011 Non-recurring basis	Dec. 31, 2012 Single broker quotes Level 3	Dec. 31, 2011 Single broker quotes Level 3	Dec. 31, 2012 Independent and non-binding broker quotes Level 3	Dec. 31, 2011 Independent and non-binding broker quotes Level 3
Fair value disclosure
Cost	$ 3,926,213							$ 19,532	$ 22,134	$ 15,202	$ 9,569
Goodwill	17,285	17,285	17,285	81,573	81,573
Goodwill					17,285	0	0
Goodwill impairment charges	$ 0	$ 0	$ 64,288		$ 64,288